Foreign Currency Exchange Gain And Loss - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Foreign Currency Exchange Gain And Loss [Line Items]
Foreign currency transaction loss, before tax	¥ 1,535	¥ 17,424	¥ 554